TAXATION - Disclosure Of Reconciliation To UK Taxation Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Implied tax charge on profit before tax at 25% (2024:25%; 2023: 25%)	$ 1,069	$ 418	$ 16
Increase (decrease) due to:
Expenses not tax deductible	59	21	90
Share of associates and joint ventures' profit	(64)	(39)	(52)
Tax rate differentials and withholding taxes	267	145	63
Exchange variations and translation adjustments	0	28	(17)
Top-up tax - Pillar Two	1	6	0
Unrecognised tax losses (expense):
Concession adjustments	(239)	(46)	(6)
Change in planned utilisation of deferred tax assets and impact of corporate tax rate change	32	1	25
Restructuring costs	0	0	79
Argentinian inflationary impact allowances	(2)	(32)	4
Adjustment in respect of prior years	(3)	7	(7)
Other	2	19	1
Total tax expense (income)	$ 1,102	$ 623	$ 285
Applicable tax rate	25.00%	25.00%	25.00%
Ghana
Unrecognised tax losses (expense):
Unrecognised tax losses (expense):	$ (84)	$ 28	$ 22
United Kingdom
Unrecognised tax losses (expense):
Unrecognised tax losses (expense):	45	34	26
North America
Unrecognised tax losses (expense):
Unrecognised tax losses (expense):	35	33	38
South Africa
Unrecognised tax losses (expense):
Unrecognised tax losses (expense):	(7)	0	3
Brazil
Unrecognised tax losses (expense):
Unrecognised tax losses (expense):	(9)	0	0
Siguiri
Unrecognised tax losses (expense):
Tax holiday		30	$ 6
Sukari
Unrecognised tax losses (expense):
Tax effect of revenues exempt from taxation	$ 239	$ 16